FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value
Financial assets and liabilities measured at fair value under applicable accounting guidance as of December 31, 2012, 2011 and September 30, 2013  were presented on the Company's consolidated balance sheet as follows:

	September 30, 2013
	(Unaudited)
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Interest rate swap instrument	$441	$-	$441	$-
Foreign currency derivative instruments	130	-	130	-
Total assets	$571	$-	$571	$-

Liabilities:
Interest rate swap instruments	$(282)	$-	$(282)	$-
Foreign currency derivative instruments	(259)	-	(259)	-
Cash fee (*)	(315)	-	-	(315)
Lease embedded derivative	(2,350)	-	(2,350)
Total liabilities	$(3,206)	$-	$(2,891)	$(315)

	December 31, 2012
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Foreign currency derivative instruments	$1,292	$-	$1,292	$-
Total assets	$1,292	$-	$1,292	$-

Liabilities:
Interest rate swap instruments	$(105)	$-	$(105)	$-
Foreign currency derivative instruments	(159)	-	(159)	-
Cash fee (*)	(282)	-	-	(282)
Lease embedded derivative	(1,566)	-	(1,566)	-
Total liabilities	$(2,112)	$-	$(1,830)	$(282)

(*)
The Company using the assistance of an independent valuation firm, determined the fair value for Cash fee related to the Company's share price (see also note 9), using the Monte Carlo simulation model.

	December 31, 2011
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Foreign currency derivative instruments	$335	$-	$335	$-
Total assets	$335	$-	$335	$-

Liabilities:
Interest Rate Swap instruments	$(433)	$-	$(433)	$-
Foreign currency derivative instruments	(627)	-	(627)	-
Cash fee (*)	(501)	-	-	(501)
Lease embedded derivative	(1,283)	-	(1,283)	-
Total liabilities	$(2,844)	$-	$(2,343)	$(501)

(*)
The Company using the assistance of an independent valuation firm, determined the fair value for Cash fee related to the Company's share price (see also note 9), using the Monte Carlo simulation model.

The following table summarizes the Cash fee activity where fair value measurements is estimated utilizing Level 3 inputs:

	December 31,		September 30
	2012	2011	2013
			(Unaudited)

Carrying value as of January, 1	$(501)	$(574)	$(282)
Change to fair value included in finance expense	219	73	(33)
Carrying value as of period end	$(282)	$(501)	$(315)